NET INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 2,847,933	$ 401,123	¥ 488,246	¥ 578,653
Less: Net income attributable to non-controlling interests | ¥				108
Net income attributable to ordinary shareholders	¥ 2,847,933	$ 401,123	¥ 488,246	¥ 578,545
Denominator:
Weighted average number of shares - basic	2,532,109,710	2,532,109,710	2,473,078,408	2,051,263,478
Adjustments for dilutive options and RSUs	453,592	453,592	43,195,219	84,580,779
Weighted average number of shares - diluted	2,532,563,302	2,532,563,302	2,516,273,627	2,135,844,257
Basic net (loss)/income per share attributable to ordinary shareholders | (per share)	¥ 1.12	$ 0.16	¥ 0.20	¥ 0.29
Diluted net (loss)/income per share attributable to ordinary shareholders | (per share)	¥ 1.12	$ 0.16	¥ 0.19	¥ 0.27
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	453,592	453,592	43,195,219	84,580,779